Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests–90.25%(b)(c)
Aerospace & Defense–2.97%
Aernnova Aerospace S.A.U. (Spain)
Term Loan B-1 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	363	$ 389,291
Term Loan B-2 (3 mo. EURIBOR + 3.00%)	3.00%	02/26/2027	EUR	92	98,287
Brown Group Holding LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	04/22/2028		$ 7,227	7,179,731
Castlelake Aviation Ltd., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2026		6,928	6,871,807
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	3.50%	10/03/2024	EUR	2,349	2,472,870
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		5,995	5,836,629
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	3.63%	04/08/2026		3,220	3,135,343
Gogo Intermediate Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	04/30/2028		5,422	5,408,954
Greenrock Finance, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.50%	06/28/2024		5,448	5,418,890
IAP Worldwide Services, Inc.
Revolver Loan (Acquired 07/22/2014-05/10/2019; Cost $929,279)(d)(e)(f)	0.00%	07/18/2023		929	929,279
Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 08/18/2014-05/10/2019; Cost $943,387)(d)(e)	8.00%	07/18/2023		960	959,537
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/22/2028		4,806	4,773,836
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	6.25%	09/21/2029		939	950,807
Maxar Technologies Ltd. (Canada), Term Loan B (1 mo. USD LIBOR + 2.75%)	2.85%	10/04/2024		1,802	1,789,125
PAE Holding Corp., Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/13/2027		4,078	4,084,393
Peraton Corp.
First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/01/2028		10,917	10,904,811
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	02/26/2029		6,120	6,216,622
TransDigm, Inc.
Term Loan E (1 mo. USD LIBOR + 2.25%)	2.34%	05/30/2025		9,187	9,033,829
Term Loan F (1 mo. USD LIBOR + 2.25%)	2.34%	12/09/2025		1,345	1,320,193
Term Loan G (1 mo. USD LIBOR + 2.25%)	2.34%	08/22/2024		2,914	2,871,567
					80,645,801
Air Transport–2.32%
AAdvantage Loyalty IP Ltd., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/15/2028		12,206	12,564,567
Air Canada (Canada), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	08/15/2028		5,439	5,417,663
American Airlines, Inc., Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	06/27/2025		4,719	4,461,699
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	2.25%	02/10/2027		10,382	10,239,572
eTraveli Group (Sweden), Term Loan B-1 (3 mo. EURIBOR + 4.50%)	4.50%	08/02/2024	EUR	2,122	2,392,971
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (1 mo. USD LIBOR + 5.25%)	6.25%	06/21/2027		9,276	9,720,913
SkyMiles IP Ltd., Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	10/01/2027		4,718	4,972,206
United Airlines, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028		12,367	12,370,370
WestJet Airlines Ltd. (Canada), Term Loan B (3 mo. USD LIBOR + 3.00%)	4.00%	12/11/2026		914	888,094
					63,028,055
Automotive–2.32%
Adient PLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	03/31/2028		7,520	7,512,358
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	03/31/2028		10,598	10,599,422
BCA Marketplace (United Kingdom)
Second Lien Term Loan B (1 mo. GBP LIBOR + 7.50%)	7.55%	06/30/2029	GBP	3,072	4,124,324
Term Loan B(g)	–	06/30/2028	GBP	759	1,009,550
Belron Finance US LLC, Incremental Term Loan (1 mo. USD LIBOR + 2.25%)	2.44%	10/30/2026		1,214	1,202,657
DexKo Global, Inc.
Delayed Draw Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		595	591,356
Delayed Draw Term Loan(f)	0.00%	09/30/2028		323	320,408
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028		4,818	4,786,760
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Automotive–(continued)
Driven Holdings LLC, Term Loan B(d)(g)	–	11/20/2028		$ 1,810	$ 1,800,744
Goodyear Tire & Rubber Co. (The), Second Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	03/03/2025		932	919,183
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		10,175	9,983,656
Mavis Tire Express Services TopCo L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/01/2028		12,709	12,718,701
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	04/30/2026		4,267	4,220,571
TI Group Automotive Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	12/16/2026		1,591	1,589,998
Visteon Corp., Term Loan (3 mo. USD LIBOR + 1.75%)	1.85%	03/25/2024		495	489,731
Winter Park Intermediate, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	11/30/2028		1,159	1,153,943
					63,023,362
Beverage & Tobacco–0.56%
Al Aqua Merger Sub, Inc.
Delayed Draw Term Loan(g)	–	06/18/2028			203	202,948
Delayed Draw Term Loan(f)	0.00%	06/18/2028			1,001	1,003,010
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/31/2028			9,628	9,647,662
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	03/20/2024			809	765,922
Waterlogic Holdings Ltd. (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	08/04/2028	EUR		177	201,289
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.89%	08/04/2028			3,255	3,260,222
						15,081,053
Brokers, Dealers & Investment Houses–0.15%
AqGen Island Intermediate Holdings, Inc.
First Lien Term Loan B(g)	–	12/03/2026			2,870	2,852,866
Second Lien Term Loan B(g)	–	08/05/2029			99	99,571
Zebra Buyer LLC, First Lien Term Loan(g)	–	04/22/2028			1,208	1,207,443
						4,159,880
Building & Development–2.04%
American Builders & Contractors Supply Co., Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.09%	01/15/2027			4,117	4,060,042
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	2.59%	08/27/2025			1,099	1,083,166
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	10/22/2028			7,388	7,351,293
Core & Main L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.59%	06/10/2028			10,234	10,161,194
Icebox Holdco III, Inc., First Lien Term Loan B-2 (1 mo. USD LIBOR + 3.25%)	4.25%	12/02/2024			4,536	4,532,730
IPS Corp./CP Iris Holdco II, Inc.
Delayed Draw Term Loan(f)	0.00%	09/30/2028			96	95,851
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			481	479,258
Mayfair Mall LLC, Term Loan(d)(g)	–	04/20/2023			2,875	2,631,029
Modulaire (United Kingdom), Term Loan B(g)	–	10/08/2028	EUR		1,075	1,218,305
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.50%)	2.59%	02/01/2027			1,765	1,746,714
Term Loan B(g)	–	06/11/2028			6,092	6,058,458
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/23/2028			4,659	4,656,374
Standard Industries, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/31/2028			3,465	3,459,619
TAMKO Building Products LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.14%	05/29/2026			1,956	1,949,977
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	07/24/2024			2,873	2,873,723
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.00%)	4.00%	03/30/2028	EUR		2,680	3,040,385
						55,398,118
Business Equipment & Services–9.70%
Adevinta ASA (Norway), Term Loan B-2 (1 mo. USD LIBOR + 3.00%)	3.75%	06/26/2028			2,105	2,104,242
Aegion Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	03/31/2028			3,091	3,095,282
Allied Universal Holdco LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	05/12/2028			7,810	7,755,224
AutoScout24 (Speedster Bidco GmbH) (Germany), Second Lien Term Loan (3 mo. EURIBOR + 6.00%)	6.00%	03/31/2028	EUR		470	536,064
Blucora, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)(d)	5.00%	05/22/2024			4,335	4,340,526
Camelot Finance L.P.
Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	4.00%	10/30/2026			7,538	7,539,925
Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	10/30/2026			7,680	7,624,047
Change Healthcare Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	03/01/2024			5,351	5,344,662
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Checkout Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 02/15/2019-11/12/2020; Cost $757,941)(e)	8.50%	02/15/2023		$ 797	$ 766,566
PIK Term Loan, 9.50% PIK Rate, 2.00% Cash Rate (Acquired 02/15/2019-11/29/2021; Cost $1,187,020)(e)(h)	9.50%	08/15/2023		1,206	624,847
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/30/2028		4,751	4,752,265
Ciox, Term Loan (1 mo. USD LIBOR + 4.25%)	5.00%	12/16/2025		3,606	3,605,902
Constant Contact
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)(d)	8.25%	02/15/2029		1,980	1,960,221
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/10/2028		9,872	9,841,127
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	7.34%	08/08/2026		234	233,235
Creation Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 5.50%)(d)	6.00%	09/28/2028		3,796	3,800,405
Dakota Holding Corp.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	04/09/2027		7,553	7,552,140
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/07/2028		2,299	2,344,955
Dun & Bradstreet Corp. (The)
Revolver Loan(d)(f)	0.00%	09/11/2025		184	181,281
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	02/06/2026		11,802	11,699,012
Ensono L.P., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/19/2028		4,646	4,636,787
EP Purchaser LLC, Term Loan B(g)	–	10/31/2028		3,729	3,714,174
Garda World Security Corp. (Canada), Term Loan (1 mo. USD LIBOR + 4.25%)	4.35%	10/30/2026		11,862	11,866,843
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	05/12/2028		14,793	14,654,080
Grandir (France)
Delayed Draw Term Loan(f)	0.00%	10/21/2028	EUR	168	191,233
Term Loan B-1(g)	–	10/21/2028	EUR	1,009	1,147,395
Holding Socotec (France), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.38%	05/07/2028		1,898	1,898,134
I-Logic Technologies Bidco Ltd. (United Kingdom), Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	02/16/2028		439	438,349
INDIGOCYAN Midco Ltd. (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.84%	06/23/2024	GBP	9,448	12,285,183
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	03/31/2028	EUR	208	236,520
Term Loan B (1 mo. USD LIBOR + 4.75%)	4.92%	03/31/2028		7,292	7,290,126
KAR Auction Services, Inc., Term Loan B-6 (1 mo. USD LIBOR + 2.25%)	2.38%	09/15/2026		3,753	3,640,684
Karman Buyer Corp.
First Lien Term Loan(g)	–	10/28/2027		9,572	9,607,160
Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	10/28/2027		534	535,671
KBR, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	2.84%	02/05/2027		3,823	3,823,773
Monitronics International, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.75%	03/29/2024		13,354	12,574,990
Term Loan (1 mo. USD LIBOR + 5.00%)	6.50%	08/30/2024		9,270	9,310,047
NielsenIQ, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	03/06/2028		6,575	6,566,819
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)(d)	4.75%	03/02/2028		2,579	2,576,161
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	1.84%	11/18/2026		4,003	3,920,748
Prime Security Services Borrower LLC, Term Loan B-1 (1 mo. USD LIBOR + 2.75%)	3.50%	09/23/2026		9,138	9,105,661
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	01/29/2025		126	125,052
Red Ventures LLC (New Imagitas, Inc.)
Term Loan B-2 (1 mo. USD LIBOR + 2.50%)	2.59%	11/08/2024		347	344,222
Term Loan B-3 (1 mo. USD LIBOR + 3.50%)	4.25%	11/08/2024		2,405	2,405,822
Sitel Worldwide Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.85%	08/28/2028		2,430	2,425,059
Solera, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	06/02/2028		7,383	7,364,303
Spin Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/04/2028		21,346	21,367,465
Tempo Acquisition LLC
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	09/01/2028		1,900	1,898,737
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	11/02/2026		498	498,684
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan(d)(f)	0.00%	08/30/2028		466	465,608
Term Loan B (1 mo. USD LIBOR + 4.50%)(d)	5.25%	08/30/2028		1,994	1,991,088
Trans Union LLC, Second Lien Term Loan(d)(g)	–	12/31/2029		1,738	1,737,727
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(d)	5.88%	03/20/2027		1,484	1,491,678
Verra Mobility Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.38%	03/19/2028		7,003	6,970,483
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
Virtusa Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		$ 4,891	$ 4,888,320
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.50%	07/30/2028		2,577	2,574,013
WEX, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/19/2028		608	604,333
					262,875,060
Cable & Satellite Television–2.82%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 2.75%)	2.87%	07/15/2025			1,648	1,618,277
Atlantic Broadband Finance LLC
Incremental Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	07/28/2028			9,252	9,185,316
Term Loan B (1 mo. USD LIBOR + 2.00%)	2.09%	01/03/2025			5,624	5,558,567
CSC Holdings LLC
Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	01/15/2026			859	843,010
Term Loan (3 mo. USD LIBOR + 2.25%)	2.34%	07/17/2025			2,549	2,504,437
Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	04/15/2027			5,818	5,717,471
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	4.12%	08/14/2026			8,889	8,835,283
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	3.81%	01/31/2026			6,479	6,427,554
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	06/26/2028			3,501	3,502,720
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	2.09%	04/15/2028			467	459,008
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	2.34%	04/30/2028			154	151,969
Term Loan AX (1 mo. USD LIBOR + 3.00%)	3.09%	01/31/2029			12,022	11,943,057
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	2.59%	01/31/2028			8,441	8,341,052
Term Loan Q (1 mo. USD LIBOR + 3.25%)	3.34%	01/15/2029			11,495	11,479,394
						76,567,115
Chemicals & Plastics–3.90%
AkzoNobel Chemicals, Term Loan (3 mo. USD LIBOR + 3.00%)	3.09%	10/01/2025			3,166	3,130,588
Alpha US Bidco, Inc., Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	03/05/2028			2,446	2,443,246
Aruba Investments, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	11/24/2027			6,770	6,778,610
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	11/24/2028			2,282	2,304,738
Ascend Performance Materials Operations LLC, Term Loan (1 mo. USD LIBOR + 4.75%)	5.50%	08/27/2026			9,344	9,398,106
BASF Construction Chemicals (Germany), Term Loan B-3 (1 mo. USD LIBOR + 4.50%)	5.25%	09/29/2027			9,721	9,712,887
BCPE Max Dutch Bidco B.V. (Netherlands)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR		750	828,524
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/31/2025	EUR		318	351,559
Charter NEX US, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			4,323	4,332,273
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		1	326
First Lien Term Loan B-5 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		331	374,223
First Lien Term Loan B-7 (3 mo. EURIBOR + 4.25%)	5.00%	09/21/2023	EUR		1	488
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			8,470	8,439,942
PIK First Lien Term Loan B-6, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR		1	203
PIK First Lien Term Loan C, 0.75% PIK Rate, 5.25% Cash Rate(h)	0.75%	09/21/2023			1,290	1,285,388
PIK First Lien Term Loan, 0.75% PIK Rate, 5.00% Cash Rate(h)	0.75%	09/21/2023	EUR		1,028	1,161,094
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 5.25% Cash Rate(h)	5.75%	09/05/2022			55	54,566
Eastman Tire Additives, Term Loan B (1 mo. USD LIBOR + 5.25%)(d)	6.00%	08/12/2028			3,005	3,012,439
Ferro Corp.
Term Loan B-2 (3 mo. USD LIBOR + 2.25%)	2.38%	02/14/2024			115	114,574
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.38%	02/14/2024			112	112,135
Fusion, Term Loan (1 mo. USD LIBOR + 6.50%)(d)	7.50%	04/30/2026			2,131	2,184,355
Gemini HDPE LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	12/11/2027			865	861,818
ICP Group Holdings LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/14/2028			3,734	3,721,902
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.50%	01/14/2029			912	911,619
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	01/21/2026			5,553	5,544,998
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics–(continued)
Ineos US Finance LLC
Term Loan(g)	–	03/31/2024		$ 467	$ 463,650
Term Loan(g)	–	11/05/2028		2,730	2,719,689
Kraton Corp., Term Loan(g)	–	11/18/2028		2,220	2,206,218
Lummus Technology, Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	06/30/2027		5,005	4,969,398
Messer Industries USA, Inc., Term Loan B-1 (3 mo. USD LIBOR + 2.50%)	2.63%	03/02/2026		5,258	5,205,032
Nobian Finance B.V., Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	06/30/2026	EUR	1,049	1,177,769
Oxea Corp., Term Loan B-2 (3 mo. USD LIBOR + 3.25%)	3.44%	10/14/2024		3,263	3,244,175
Perstorp Holding AB (Sweden), Term Loan B (3 mo. USD LIBOR + 4.75%)	4.91%	02/27/2026		4,289	4,272,495
Potters Industries LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.01%	12/14/2027		3,220	3,210,153
PQ Corp., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/27/2028		764	763,947
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	11/03/2025		9,670	9,646,062
W.R. Grace & Co., Term Loan B(g)	–	08/11/2028		778	777,938
					105,717,127
Clothing & Textiles–0.49%
BK LC Lux SPV S.a.r.l., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.39%	04/27/2028			8,231	8,186,092
Gloves Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/20/2028			3,633	3,617,294
Mascot Bidco OYJ (Finland), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	03/30/2026	EUR		1,260	1,430,432
Tumi, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.84%	04/25/2025			84	81,793
						13,315,611
Conglomerates–0.51%
APi Group DE, Inc., Incremental Term Loan (g)	–	01/01/2029			3,008	3,000,117
Safe Fleet Holdings LLC
First Lien Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	02/03/2025			9,528	9,484,677
First Lien Term Loan B-1 (3 mo. USD LIBOR + 3.75%)(d)	4.75%	02/03/2025			836	836,642
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	7.75%	02/02/2026			580	577,468
						13,898,904
Containers & Glass Products–2.17%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	4.25%	03/11/2028			10,703	10,653,514
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 4.00%)(d)	4.75%	03/29/2024			9,114	8,977,409
Hoffmaster Group, Inc., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	5.00%	11/21/2023			6,921	6,380,174
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		3,123	3,504,065
Term Loan B-3 (3 mo. EURIBOR + 4.25%)	5.25%	10/31/2023	EUR		1,264	1,417,866
Klockner Pentaplast of America, Inc.
Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	02/12/2026			769	745,047
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	03/01/2026	EUR		759	829,819
LABL, Inc.
Term Loan B(g)	–	10/31/2028	EUR		2,369	2,686,870
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.50%	10/31/2028			10,305	10,271,216
Libbey Glass, Inc., PIK Term Loan, 6.00% PIK Rate, 5.00% Cash Rate (Acquired 11/13/2020-11/12/2021; Cost $3,032,081)(e)(h)	6.00%	11/12/2025			3,347	3,480,905
Logoplaste (Portugal), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	07/07/2028			2,039	2,035,018
Mold-Rite Plastics LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.25%	10/04/2028			2,738	2,740,089
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)(d)	7.50%	10/04/2029			1,022	1,027,188
Pretium Packaging
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.50%	10/02/2028			3,383	3,377,442
Second Lien Term Loan B (1 mo. USD LIBOR + 6.75%)	7.25%	09/30/2029			828	836,672
						58,963,294
Cosmetics & Toiletries–0.53%
Anastasia Parent LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	3.88%	08/11/2025			1,508	1,310,879
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	2.34%	04/05/2025			8,077	7,928,359
IRIS Bidco GmbH (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	05/25/2028	EUR		2,417	2,750,147
KDC/One (Canada), Term Loan (3 mo. EURIBOR + 5.00%)	5.00%	12/22/2025	EUR		273	310,005
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries–(continued)
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	06/30/2024		$ 2,183	$ 2,176,425
					14,475,815
Drugs–0.19%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.08%	11/15/2027			205	201,558
Pharmaceutical Product Development, Inc., Term Loan (1 mo. USD LIBOR + 2.00%)	2.50%	01/13/2028			4,883	4,877,660
						5,079,218
Ecological Services & Equipment–0.61%
Anticimex (Sweden), Term Loan B (g)	–	07/21/2028			3,749	3,733,348
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	4.75%	05/11/2025			6,160	6,152,915
GFL Environmental, Inc. (Canada), Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	3.50%	05/30/2025			541	541,637
Groundworks LLC, Delayed Draw Term Loan(d)(f)	0.00%	01/17/2026			2,967	2,943,118
MIP V Weaste LLC, Term Loan(g)	–	11/01/2028			1,433	1,431,926
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(d)	4.75%	03/20/2025			1,773	1,748,622
						16,551,566
Electronics & Electrical–14.44%
Altar BidCo, Inc.
First Lien Term Loan(g)	–	11/17/2028			3,032	3,018,317
Second Lien Term Loan(g)	–	12/01/2029			990	994,243
AppLovin Corp., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	10/21/2028			6,062	6,030,565
Barracuda Networks, Inc.
First Lien Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/12/2025			1,165	1,163,422
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.50%	10/30/2028			313	317,167
Boxer Parent Co., Inc., Term Loan B (3 mo. EURIBOR + 4.00%)	4.00%	10/02/2025	EUR		91	103,229
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	04/18/2025			7,709	7,716,628
Civica (United Kingdom), Term Loan B-1 (3 mo. GBP LIBOR + 4.75%)	4.83%	10/14/2024	GBP		2,136	2,821,001
CommerceHub, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	01/01/2028			6,078	6,024,875
CommScope, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	04/06/2026			8,021	7,825,809
ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	10/01/2028			4,746	4,714,929
Cornerstone OnDemand, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			6,449	6,426,194
Delta Topco, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/01/2027			12,065	12,049,002
Devoteam (Castillon S.A.S. - Bidco) (France), Term Loan B (3 mo. EURIBOR + 4.50%)	4.50%	12/09/2027	EUR		496	565,453
Diebold Nixdorf, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	2.88%	11/06/2023			3,563	3,502,296
E2Open LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	02/04/2028			6,568	6,561,002
Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	2.75%	12/22/2027			2,717	2,709,804
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/06/2026			5,827	5,775,733
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/01/2028			2,213	2,204,550
Finastra USA, Inc. (United Kingdom), First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	4.50%	06/13/2024			10,985	10,903,754
Forcepoint, Term Loan B (1 mo. USD LIBOR + 4.50%)	5.00%	01/07/2028			4,787	4,797,971
Hyland Software, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	07/01/2024			13,618	13,609,964
Second Lien Term Loan (1 mo. USD LIBOR + 6.25%)	7.00%	07/07/2025			1,148	1,165,228
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	8.75%	01/11/2027			3,997	4,017,524
Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	01/10/2026			8,174	8,164,076
Infinite Electronics
Second Lien Term Loan (1 mo. USD LIBOR + 7.00%)	7.50%	03/02/2029			874	879,702
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	02/24/2028			5,225	5,209,209
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	2.88%	10/15/2028			4,865	4,845,152
Instructure Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.75%)	3.25%	11/01/2028			1,394	1,387,096
ION Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	3.92%	03/05/2028			2,978	2,954,722
Liftoff/Vungle, Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	09/30/2028			4,795	4,763,593
LogMeIn, Term Loan B (1 mo. USD LIBOR + 4.75%)	4.84%	08/28/2027			18,303	18,216,891
Marcel Bidco LLC
Incremental Term Loan B (1 mo. USD LIBOR + 4.00%)(d)	4.75%	12/31/2027			481	480,840
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)	3.34%	03/11/2025			2,481	2,474,714
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Mavenir Systems, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.25%	08/13/2028		$ 7,230	$ 7,247,860
Maverick Bidco, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	05/18/2028		2,075	2,078,051
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)(d)	7.50%	04/28/2029		174	175,518
MaxLinear, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.75%	06/23/2028		4,763	4,744,758
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	05/03/2029		2,466	2,447,245
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	05/03/2028		10,340	10,201,855
McAfee LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	3.84%	09/30/2024		1,722	1,722,338
Mediaocean LLC, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	08/18/2025		2,379	2,379,606
Micro Holding L.P., Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	09/13/2024		10,234	10,212,587
Mirion Technologies, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/05/2028		3,947	3,927,277
MKS Instruments, Inc., Term Loan B(g)	–	11/01/2028		11,179	11,152,701
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%)	7.25%	04/29/2026		9,217	9,035,546
NCR Corp., Term Loan B (1 mo. USD LIBOR + 2.50%)	2.63%	08/28/2026		4,772	4,682,675
Oberthur Technologies of America Corp.
Term Loan B (3 mo. EURIBOR + 4.50%) (Acquired 04/23/2021; Cost $3,187,009)(e)	4.50%	01/09/2026	EUR	2,637	3,006,647
Term Loan B (1 mo. USD LIBOR + 4.50%) (Acquired 04/01/2021-09/14/2021; Cost $6,986,823)(e)	5.25%	01/09/2026		7,028	7,023,205
Open Text Corp. (Canada), Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	05/30/2025		71	71,072
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	8.25%	01/31/2025		1,546	1,545,291
Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	02/01/2024		13,240	13,122,603
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(d)	5.25%	01/02/2025		4,980	4,974,006
Project Leopard Holdings, Inc.
Incremental Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		6,947	6,970,781
Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	07/05/2024		5,514	5,532,706
Proofpoint, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/10/2028		5,790	5,742,988
Quest Software US Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 4.25%)	4.38%	05/16/2025		18,582	18,584,836
Second Lien Term Loan (3 mo. USD LIBOR + 8.25%)	8.38%	05/16/2026		2,155	2,157,707
RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	02/15/2028		5,403	5,360,699
Renaissance Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	05/30/2025		44	44,126
Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	7.09%	05/29/2026		525	527,480
Riverbed Technology, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 6.00%)(i)(j)	7.00%	12/31/2025		8,686	7,899,970
Second Lien Term Loan(i)(j)	0.00%	12/31/2026		4,033	1,141,238
Term Loan (3 mo. USD LIBOR + 3.25%)(i)(j)	4.25%	04/24/2022		2,811	2,543,196
Severin Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	08/01/2025		8	7,940
Skillsoft Corp., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.50%	07/01/2028		5,013	5,040,740
SmartBear (AQA Acquisition Holdings, Inc), Term Loan B (1 mo. USD LIBOR + 4.25%)	4.75%	03/03/2028		2,869	2,871,279
SonicWall U.S. Holdings, Inc.
Second Lien Term Loan(g)	–	05/31/2026		1,226	1,195,175
Term Loan (3 mo. USD LIBOR + 3.75%)	4.25%	05/16/2025		7,737	7,689,996
Sophos (Surf Holdings LLC) (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	3.62%	03/05/2027		4,636	4,596,514
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		3,181	3,141,904
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		2,582	2,550,507
Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	1.84%	04/16/2025		1,847	1,826,348
Synaptics, Inc., Term Loan B(g)	–	12/15/2028		1,606	1,601,650
Tenable Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	07/07/2028		1,063	1,060,395
TIBCO Software, Inc., Term Loan B-3 (1 mo. USD LIBOR + 3.75%)	3.85%	06/30/2026		1,916	1,897,017
Ultimate Software Group, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	05/04/2026		13,331	13,288,549
Incremental Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	05/01/2026		5,365	5,345,373
UST Holdings Ltd., Term Loan B(g)	–	10/15/2028		3,295	3,290,554
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical–(continued)
Veritas US, Inc.
Term Loan B (3 mo. EURIBOR + 4.75%)	5.75%	09/01/2025	EUR	1,734	$ 1,977,893
Term Loan B (1 mo. USD LIBOR + 5.00%)	6.00%	09/01/2025		$ 9,978	9,937,149
WebPros, Term Loan (1 mo. USD LIBOR + 5.25%)	5.75%	02/18/2027		3,501	3,505,555
					391,475,761
Financial Intermediaries–0.96%
Alter Domus (Participations S.a.r.l.) (Luxembourg), Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	02/17/2028			938	937,405
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	4.25%	03/15/2028			16,971	16,918,907
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	6.84%	07/20/2026			305	305,804
LendingTree, Inc., Delayed Draw Term Loan(f)	0.00%	08/31/2028			3,941	3,939,024
Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/26/2025			482	483,346
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	4.16%	02/18/2027			3,428	3,427,383
						26,011,869
Food Products–1.42%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	12/18/2026			3,898	3,910,060
Biscuit Intl (Cookie Acq S.A.S, De Banketgroep Holding) (France), First Lien Term Loan (3 mo. EURIBOR + 4.00%)	4.00%	02/07/2027	EUR		1,197	1,326,174
Florida Food Products LLC
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	8.75%	10/15/2029			2,235	2,192,781
Term Loan (1 mo. USD LIBOR + 5.00%)	5.75%	10/18/2028			12,024	11,888,793
H-Food Holdings LLC
Incremental Term Loan B-2 (3 mo. USD LIBOR + 4.00%)	4.09%	05/23/2025			5,440	5,428,652
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	6.00%	05/23/2025			496	496,454
Term Loan (3 mo. USD LIBOR + 3.69%)	3.78%	05/23/2025			5,486	5,456,468
Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	3.00%	08/03/2025			147	146,071
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	8.75%	09/15/2028			422	422,712
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/23/2027			5,484	5,455,429
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	10/22/2025			1,643	1,641,860
						38,365,454
Food Service–1.21%
Aramark Services, Inc., Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	1.84%	03/11/2025			1,351	1,323,397
Carlisle FoodService Products, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	4.00%	03/20/2025			1,228	1,205,256
Euro Garages (Netherlands)
Term Loan (3 mo. USD LIBOR + 4.00%)	4.13%	02/06/2025			3,334	3,315,087
Term Loan (1 mo. USD LIBOR + 4.25%)	4.75%	03/11/2026			833	832,108
Term Loan B (3 mo. USD LIBOR + 4.00%)	4.13%	02/06/2025			1,227	1,219,654
Term Loan B (3 mo. GBP LIBOR + 4.75%)	4.83%	02/07/2025	GBP		1,090	1,440,651
Financiere Pax S.A.S.
Revolver Loan(d)(f)	0.00%	01/01/2026	EUR		1,074	1,029,984
Term Loan B (3 mo. EURIBOR + 4.75%)	4.75%	07/01/2026	EUR		6,781	6,949,244
New Red Finance, Inc., Term Loan B-4 (1 mo. USD LIBOR + 1.75%)	1.84%	11/19/2026			4,723	4,625,011
NPC International, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)(i)(j)	0.00%	04/18/2025			669	13,371
US Foods, Inc., Incremental Term Loan(g)	–	11/17/2028			5,209	5,201,076
Weight Watchers International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	04/13/2028			5,695	5,635,562
						32,790,401
Forest Products–0.04%
Ahlstrom-Munksjoe (Finland), Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	02/04/2028			985	985,280
Health Care–6.11%
Acacium Group (United Kingdom), Term Loan	5.30%	05/19/2028	GBP		2,490	3,304,949
Ascend Learning LLC, First Lien Term Loan(g)	–	11/18/2028			9,587	9,545,094
athenahealth, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	4.40%	02/11/2026			3,096	3,097,255
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.59%	08/14/2026			2,040	2,033,220
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Ethypharm (France), Term Loan B (1 mo. GBP LIBOR + 4.50%)	4.55%	04/30/2029	GBP	1,119	$ 1,479,928
ExamWorks Group, Inc./Electron Bidco, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	10/10/2028		$ 1,264	1,259,453
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.50%	02/04/2027		8,475	8,492,972
Femur Buyer, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	4.63%	03/05/2026		35	32,489
Gainwell Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	10/01/2027		12,420	12,428,048
Global Healthcare Exchange LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	4.25%	06/28/2024		9,015	8,999,671
Global Medical Response, Inc.
Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	03/14/2025		2,242	2,229,471
Term Loan (1 mo. USD LIBOR + 4.25%)	5.25%	10/02/2025		9,523	9,474,872
HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	10/25/2028		1,591	1,587,335
ICON PLC
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028		1,461	1,457,857
Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	06/16/2028		5,862	5,851,309
Insulet Corp., Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	04/28/2028		1,636	1,637,001
International SOS L.P., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	08/06/2028		3,552	3,564,028
Maximus, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	2.50%	05/12/2028		2,794	2,793,896
MedAssets Software Intermediate Holdings, Inc.
First Lien Term Loan(g)	–	11/19/2028		3,688	3,669,659
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	01/28/2028		5,611	5,619,108
Second Lien Term Loan(g)	–	11/22/2029		1,482	1,481,905
Nemera (Financiere N BidCo) (France), Incremental Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	01/22/2026	EUR	222	250,180
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	388	442,076
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	4.25%	10/29/2027	EUR	224	255,362
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. GBP LIBOR + 4.50%)	4.57%	08/21/2026	GBP	639	845,851
Organon & Co., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	04/08/2028		9,660	9,646,684
Ortho-Clinical Diagnostics, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	3.08%	06/30/2025		9,619	9,577,908
PAREXEL International Corp., Term Loan B(g)	–	08/31/2028		2,307	2,301,208
Revint Intermediate II LLC, Term Loan (1 mo. USD LIBOR + 4.25%)	4.34%	10/15/2027		5,611	5,618,367
Stamina BidCo B.V. (Netherlands), Term Loan B(g)	–	11/02/2028	EUR	590	670,667
Summit Behavioral Healthcare LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.75%)(d)	5.50%	11/08/2028		4,904	4,805,807
Sunshine Luxembourg VII S.a.r.l. (Switzerland), Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/01/2026		15,889	15,858,764
TTF Holdings LLC, Term Loan B (1 mo. USD LIBOR + 4.25%)(d)	5.00%	03/25/2028		2,083	2,079,978
Unified Womens Healthcare L.P., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	12/17/2027		6,359	6,348,235
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	4.09%	08/07/2025		5,682	5,681,623
Waystar, Term Loan B (1 mo. USD LIBOR + 4.00%)	4.09%	10/23/2026		2,998	2,997,502
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	5.25%	01/15/2028		1,283	1,283,543
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	9.00%	01/15/2029		551	551,786
WP CityMD Bidco LLC, First Lien Incremental Term Loan(g)	–	11/18/2028		6,315	6,296,496
					165,551,557
Home Furnishings–1.37%
Hayward Industries, Inc., First Lien Term Loan (1 mo. USD LIBOR + 2.50%)	3.00%	05/30/2028			1,482	1,471,108
Hilding Anders AB (Sweden), Term Loan B (3 mo. EURIBOR + 5.00%)	5.00%	11/29/2024	EUR		2,227	2,145,760
Mattress Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.25%) (Acquired 09/22/2021-11/03/2021; Cost $8,782,746)(e)	5.00%	09/30/2028			8,850	8,774,364
Serta Simmons Bedding LLC
First Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			1,926	1,949,099
Second Lien Term Loan (1 mo. USD LIBOR + 7.50%)	8.50%	08/10/2023			6,505	6,112,186
SIWF Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	09/20/2028			6,688	6,609,772
TGP Holdings III LLC
Delayed Draw Term Loan(f)	0.00%	06/23/2028			318	316,313
Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	06/23/2028			2,412	2,398,916
VC GB Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	7.25%	07/01/2029			1,292	1,287,093
Webster-Stephen Products LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	10/20/2027			5,951	5,947,411
						37,012,022
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Industrial Equipment–2.34%
Alliance Laundry Systems LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	09/30/2027		$ 7,342	$ 7,347,535
Brush (United Kingdom)
Term Loan (3 mo. EURIBOR + 7.00%)(d)	7.00%	06/09/2028	EUR	3,321	3,671,779
Term Loan A (1 mo. GBP LIBOR + 7.00%)(d)	7.05%	06/09/2028	GBP	2,857	3,704,854
CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	4.25%	12/11/2024		1,510	1,500,064
Crosby US Acquisition Corp., Term Loan B (3 mo. USD LIBOR + 4.75%)	4.84%	06/27/2026		3,274	3,270,506
DXP Enterprises, Inc., Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	12/16/2027		1,882	1,881,330
Engineered Machinery Holdings, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	08/05/2028		1,316	1,315,071
Second Lien Incremental Term Loan (1 mo. USD LIBOR + 6.00%)	6.75%	05/21/2029		481	483,153
Kantar (United Kingdom)
Revolver Loan(d)(g)	–	06/04/2026		286	284,506
Revolver Loan(d)(f)	0.00%	06/04/2026		6,714	6,675,279
Term Loan B (1 mo. USD LIBOR + 5.00%)	5.12%	12/04/2026		4,201	4,200,567
Term Loan B-2 (1 mo. USD LIBOR + 4.50%)	5.25%	12/04/2026		3,132	3,130,054
Madison IAQ LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/21/2028		7,842	7,787,200
MX Holdings US, Inc., Term Loan B-1-C (3 mo. USD LIBOR + 2.50%)	3.25%	07/31/2025		506	503,596
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	5.00%	03/08/2025		1,255	1,228,512
Robertshaw US Holding Corp., Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	9.00%	02/28/2026		1,177	982,644
S2P Acquisiton Borrower, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	08/14/2026		8,141	8,124,617
Terex Corp., Term Loan (3 mo. USD LIBOR + 2.00%)	2.75%	01/31/2024		61	60,944
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (1 mo. USD LIBOR + 3.50%)	4.00%	07/31/2027		2,647	2,642,186
Victory Buyer LLC, Term Loan B(d)(g)	–	11/15/2028		4,547	4,538,390
					63,332,787
Insurance–3.52%
Acrisure LLC
Term Loan (1 mo. USD LIBOR + 3.50%)	3.63%	01/31/2027		12,385	12,121,948
Term Loan B (1 mo. USD LIBOR + 3.75%)	4.25%	01/31/2027		2,800	2,780,456
Term Loan B-2(g)	–	01/31/2027		3,467	3,457,865
Alliant Holdings Intermediate LLC
Term Loan (1 mo. USD LIBOR + 3.25%)	3.34%	05/09/2025		11,182	11,041,219
Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	11/06/2027		11,451	11,408,641
AmWINS Group LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	3.00%	02/17/2028		3,461	3,417,244
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	4.00%	04/25/2025		9,688	9,661,453
Term Loan(g)	–	04/25/2025		778	765,289
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	09/01/2027		8,570	8,559,753
Sedgwick Claims Management Services, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	3.84%	09/03/2026		5,545	5,519,133
Term Loan (3 mo. USD LIBOR + 3.25%)	3.34%	12/31/2025		6,472	6,354,881
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.00%)	3.13%	05/16/2024		15,611	15,481,733
Term Loan (1 mo. USD LIBOR + 3.25%)	3.38%	12/02/2026		4,785	4,750,189
					95,319,804
Leisure Goods, Activities & Movies–7.30%
Alpha Topco Ltd. (United Kingdom), Term Loan B (3 mo. USD LIBOR + 2.50%)	3.50%	02/01/2024		14,479	14,411,885
AMC Entertainment, Inc., Term Loan B-1 (3 mo. USD LIBOR + 3.00%)	3.09%	04/22/2026		13,360	12,071,287
Banijay Entertainment S.A.S. (France), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	03/01/2025	EUR	410	465,914
Bright Horizons Family Solutions, Inc., Term Loan B(g)	–	11/19/2028		4,869	4,861,305
Carnival Corp.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	4.00%	10/31/2028		21,919	21,617,997
Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	06/30/2025		3,755	3,711,317
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 8.25%)	9.25%	05/23/2024		$ 1,522	$ 1,624,501
Incremental Term Loan B-2(g)	–	05/23/2024		3,446	3,407,565
Revolver Loan(f)	0.00%	03/02/2023		7,912	6,935,766
Term Loan (3 mo. USD LIBOR + 7.00%)	7.00%	05/23/2024		9,379	11,207,835
Term Loan(g)	–	02/28/2025	EUR	354	327,835
Term Loan (1 mo. USD LIBOR + 2.50%)	3.50%	02/28/2025		4,588	3,727,837
Term Loan (1 mo. USD LIBOR + 2.75%)	3.75%	09/20/2026		6,320	5,068,355
CWGS Group LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	06/23/2028		8,883	8,823,459
Dorna Sports S.L. (Spain), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	3.20%	04/12/2024		3,799	3,749,993
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. GBP LIBOR + 4.25%)	4.30%	03/10/2028	GBP	1,617	2,143,226
Term Loan (3 mo. EURIBOR + 3.25%)	3.25%	03/31/2028	EUR	403	454,405
Fender Musical Instruments Corp., Term Loan B(d)(g)	–	11/17/2028		1,649	1,646,814
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	4.25%	04/18/2025		2,988	2,785,587
Galileo Global Educaion Finance S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	07/08/2028	EUR	525	595,992
Invictus Media S.L.U. (Spain)
Revolver Loan (3 mo. EURIBOR + 5.00%) (Acquired 04/30/2021-09/28/2021; Cost $3,841,509)(d)(e)(j)	4.00%	06/28/2024	EUR	3,597	3,874,623
Second Lien Term Loan (3 mo. EURIBOR + 7.50%) (Acquired 05/13/2021-06/28/2021; Cost $5,573,451)(e)(j)	7.50%	12/26/2025	EUR	6,713	4,905,675
Term Loan A-1 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019-06/28/2021; Cost $3,588,990)(e)(j)	4.40%	06/26/2024	EUR	3,172	3,465,456
Term Loan A-2 (3 mo. EURIBOR + 4.25%) (Acquired 07/24/2019-06/28/2021; Cost $2,248,300)(e)(j)	4.40%	06/26/2024	EUR	1,987	2,170,864
Term Loan B-1 (3 mo. EURIBOR + 5.75%) (Acquired 05/31/2018-07/28/2021; Cost $3,481,910)(e)(j)	4.77%	06/26/2025	EUR	3,060	3,363,840
Term Loan B-2 (3 mo. EURIBOR + 5.75%) (Acquired 05/31/2018-07/28/2021; Cost $2,118,862)(e)(j)	4.77%	06/26/2025	EUR	1,862	2,046,652
Lakeland Tours LLC
PIK Second Lien Term Loan, 6.00% PIK Rate, 2.75% Cash Rate(h)	6.00%	09/25/2025		628	612,601
PIK Term Loan, 13.25% PIK Rate(h)	13.25%	09/30/2027		866	592,166
Term Loan (1 mo. USD LIBOR + 6.00%)	6.00%	09/25/2023		352	356,333
Third Lien Term Loan B (1 mo. USD LIBOR + 7.50%)	8.75%	09/30/2025		788	702,859
Merlin (Motion Finco S.a.r.l. and LLC) (United Kingdom), Term Loan B (3 mo. EURIBOR + 3.00%)	3.00%	11/12/2026	EUR	4,562	5,042,640
Parques Reunidos (Spain)
Incremental Term Loan B-2 (3 mo. EURIBOR + 7.50%)	7.50%	09/16/2026	EUR	6,704	7,647,996
Revolver Loan(d)(g)	–	03/17/2026	EUR	1,002	1,005,470
Revolver Loan(d)(f)	0.00%	03/17/2026	EUR	4,598	4,615,314
Term Loan B (3 mo. EURIBOR + 3.75%)	3.75%	09/16/2026	EUR	2,400	2,620,793
Royal Caribbean Cruises
Revolver Loan(f)	0.00%	10/12/2022		9,988	9,681,977
Revolver Loan(f)	0.00%	04/05/2024		10,587	9,819,856
Revolver Loan(f)	0.00%	04/12/2024		2,073	1,951,079
Term Loan(g)	–	04/05/2022		1,960	1,918,706
Sabre GLBL, Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		943	930,912
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	4.00%	12/17/2027		773	762,765
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	08/13/2028		7,817	7,787,416
Shutterfly, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	09/25/2026		369	358,631
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	1.85%	04/17/2026		1,229	1,199,378
SRAM LLC, Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	05/18/2028		5,508	5,487,255
Vue International Bidco PLC (United Kingdom), Term Loan B-1 (3 mo. EURIBOR + 4.75%)	4.75%	07/03/2026	EUR	5,172	5,457,627
					198,017,759
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Lodging & Casinos–2.13%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.75%) (Acquired 09/22/2020-06/25/2021; Cost $3,563,068)(d)(e)	5.50%	02/02/2026		$ 3,604	$ 3,577,357
Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 11/24/2020-10/13/2021; Cost $7,108,870)(e)	3.84%	02/01/2026		7,302	7,137,712
Aristocrat Technologies, Inc., Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	1.88%	10/19/2024		15	15,145
B&B Hotels S.A.S. (France)
Incremental Term Loan (6 mo. EURIBOR + 5.50%)	5.50%	06/30/2026	EUR	1,051	1,182,475
Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	8.50%	07/31/2027	EUR	1,204	1,306,060
Term Loan B-3-A (3 mo. EURIBOR + 3.88%)	3.88%	07/31/2026	EUR	6,709	7,268,065
Everi Payments, Inc., Term Loan(g)	–	07/31/2028		467	465,803
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan (3 mo. USD LIBOR + 2.00%)	2.00%	11/30/2023		203	202,327
Hilton Grand Vacations Borrower LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	05/19/2028		5,520	5,483,006
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	4.25%	09/12/2025	EUR	11,673	11,822,936
Term Loan C (6 mo. EURIBOR + 4.50%)	4.50%	09/12/2027	EUR	2,534	2,567,718
Term Loan D (3 mo. EURIBOR + 5.50%)	5.50%	09/12/2027	EUR	15,109	15,471,800
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	2.10%	05/11/2024		598	590,673
Scientific Games International, Inc., Term Loan B-5(g)	–	08/14/2024		623	618,979
					57,710,056
Nonferrous Metals & Minerals–0.71%
American Rock Salt Co. LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(d)	8.00%	05/25/2029		218	219,728
Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	05/25/2028		3,616	3,611,456
Corialis Group Ltd. (United Kingdom), Term Loan B	4.27%	05/24/2028	GBP	411	546,217
Covia Holdings Corp., Term Loan (1 mo. USD LIBOR + 4.00%)	5.00%	07/31/2026		1,221	1,219,236
Form Technologies LLC
Term Loan (1 mo. USD LIBOR + 4.75%)	5.75%	07/19/2025		3,602	3,596,799
Term Loan (1 mo. USD LIBOR + 9.25%)(d)	10.25%	10/22/2025		2,269	2,302,745
Kissner Group, Incremental Term Loan (1 mo. USD LIBOR + 4.00%)	4.75%	03/01/2027		7,765	7,683,549
					19,179,730
Oil & Gas–1.44%
Brazos Delaware II LLC, Term Loan (3 mo. USD LIBOR + 4.00%)	4.09%	05/21/2025		8,176	7,997,082
Glass Mountain Pipeline Holdings LLC, Term Loan	5.50%	10/28/2027		1,507	522,225
Gulf Finance LLC, Term Loan B(g)	–	08/25/2026		2,016	1,931,491
HGIM Corp., Term Loan (3 mo. USD LIBOR + 6.00%)(d)	7.00%	07/02/2023		3,370	2,696,283
McDermott International Ltd.
LOC(f)	0.00%	06/30/2024		6,610	5,271,730
LOC(d)	4.13%	06/30/2024		2,890	2,383,891
PIK Term Loan, 3.00% PIK Rate, 1.00% Cash Rate(h)	3.00%	06/30/2025		1,472	658,600
Term Loan (1 mo. USD LIBOR + 3.00%)(d)	3.09%	06/30/2024		279	153,453
Petroleum GEO-Services ASA, Term Loan (1 mo. USD LIBOR + 7.50%)	7.64%	03/19/2024		9,897	8,969,511
QuarterNorth Energy Holding, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,627,127)(e)	9.00%	08/27/2026		2,679	2,695,189
Southcross Energy Partners L.P., Revolver Loan(d)(f)	0.00%	01/31/2025		157	153,584
TransMontaigne Partners LLC, Term Loan(g)	–	10/30/2028		5,577	5,552,054
					38,985,093
Publishing–2.23%
Cengage Learning, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	5.75%	06/29/2026		14,470	14,442,187
Clear Channel Worldwide Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	3.63%	08/21/2026		17,303	16,958,268
Dotdash Meredith, Inc., Term Loan B(d)(g)	–	11/25/2028		10,803	10,741,475
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	07/30/2028		16,787	16,617,219
ProQuest LLC, Term Loan (3 mo. PRIME + 2.25%)	5.50%	10/23/2026		1,777	1,777,440
					60,536,589
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Radio & Television–1.51%
Diamond Sports Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.25%) (Acquired 08/09/2021-10/14/2021; Cost $1,640,670)(e)	3.35%	08/24/2026		$ 2,862	$ 1,220,968
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	12/15/2027		8,165	8,163,601
Gray Television, Inc.
Term Loan C (3 mo. USD LIBOR + 2.50%)	2.59%	01/02/2026		364	360,686
Term Loan D(g)	–	10/27/2028		7,000	6,968,030
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	05/01/2026		1,422	1,415,411
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	2.59%	06/02/2028		1,110	1,105,533
Term Loan B-3 (3 mo. USD LIBOR + 2.25%)	2.34%	01/17/2024		896	893,006
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	2.59%	09/18/2026		7,911	7,867,027
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	2.60%	09/30/2026		4,132	4,039,362
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	3.10%	03/25/2028		7,022	6,895,963
Univision Communications, Inc.
Term Loan B(g)	–	05/05/2028		1,443	1,441,566
Term Loan C (1 mo. USD LIBOR + 3.25%)	4.00%	03/24/2026		539	539,007
					40,910,160
Retailers (except Food & Drug)–2.49%
Claire’s Stores, Inc., Term Loan (1 mo. USD LIBOR + 6.50%)	6.59%	12/18/2026		529	526,298
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	10/16/2027		11,236	11,229,805
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,275	1,419,906
Term Loan B-2 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,068	1,189,327
Term Loan B-3 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,433	1,596,704
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	2,865	3,191,681
Term Loan B-5 (6 mo. EURIBOR + 5.50%)	5.50%	04/08/2026	EUR	1,545	1,721,310
Lakeshore Intermediate LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)(d)	4.00%	09/30/2028		1,178	1,179,158
Petco Animal Supplies, Inc., First Lien Term loan (1 mo. USD LIBOR + 3.25%)	4.00%	02/25/2028		11,267	11,222,164
PetSmart, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	02/11/2028		23,172	23,105,685
Restoration Hardware, Inc., Term Loan B(g)	–	10/20/2028		5,213	5,191,123
Savers, Inc., Term Loan B (1 mo. USD LIBOR + 5.75%)	6.50%	04/21/2028		5,912	5,878,616
					67,451,777
Surface Transport–2.28%
American Trailer World Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	03/03/2028		8,847	8,773,330
ASP LS Acquisition Corp., Incremental Term Loan B (1 mo. USD LIBOR + 4.50%)	5.25%	05/15/2028		1,546	1,550,310
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	5.00%	09/30/2028		4,170	4,179,221
Daseke Cos., Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	4.75%	03/09/2028		1,407	1,407,106
First Student Bidco, Inc.
Term Loan B (1 mo. USD LIBOR + 3.00%)	3.50%	07/13/2028		8,986	8,912,964
Term Loan C (1 mo. USD LIBOR + 3.00%)	3.50%	07/21/2028		3,317	3,290,020
Hertz Corp. (The)
Term Loan B (1 mo. USD LIBOR + 3.25%)	3.75%	06/30/2028		7,516	7,512,037
Term Loan C (1 mo. USD LIBOR + 3.25%)	3.75%	06/14/2028		1,420	1,419,521
Hurtigruten (Norway), Term Loan B (3 mo. EURIBOR + 3.50%)	4.00%	02/24/2025	EUR	8,164	8,692,725
Hurtigruten (Explorer II AS) (Norway)
Term Loan C(g)	–	06/16/2023	EUR	2,000	2,273,101
Term Loan D(g)	–	06/22/2023	EUR	1,023	1,163,294
Odyssey Logistics & Technology Corp., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	5.00%	10/12/2024		3,923	3,884,053
PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	3.75%	04/01/2028		8,870	8,827,122
					61,884,804
Telecommunications–5.07%
Avaya, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	4.34%	12/15/2027		5,651	5,649,980
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	4.09%	12/15/2027		3,772	3,767,403
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	11/30/2027		4,641	4,628,938
CCI Buyer, Inc., Term Loan (1 mo. USD LIBOR + 3.75%)	4.50%	12/13/2027		14,018	14,007,276
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	2.34%	03/15/2027	$ 1,651	$ 1,620,949
Cincinnati Bell, Inc., Term Loan B-2(g)	–	11/17/2028	1,810	1,805,269
Colorado Buyer, Inc., First Lien Incremental Term Loan (6 mo. LIBOR + 4.00%)	5.00%	05/01/2024	4,418	4,410,075
Crown Subsea Communications Holding, Inc., Term Loan B (1 mo. USD LIBOR + 5.00%)	5.75%	04/20/2027	2,827	2,847,793
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (1 mo. USD LIBOR + 3.00%)	3.75%	11/12/2027	166	166,013
Frontier Communications Corp., Term Loan B (1 mo. USD LIBOR + 3.75%)	4.50%	05/01/2028	5,126	5,127,117
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	4.50%	12/12/2026	10,029	10,015,996
Intelsat Jackson Holdings S.A. (Luxembourg)
DIP Term Loan (3 mo. USD LIBOR + 4.75%)	5.75%	10/13/2022	2,326	2,336,825
DIP Term Loan(f)	0.00%	10/13/2022	465	467,365
Term Loan B-3 (1 mo. PRIME + 4.75%)(i)	8.00%	11/27/2023	22,617	22,724,961
Term Loan B-4 (1 mo. PRIME + 5.50%)(i)	8.75%	01/02/2024	2,343	2,353,254
Term Loan B-5(i)	8.63%	01/02/2024	3,437	3,456,667
Iridium Satellite LLC, Term Loan B (1 mo. USD LIBOR + 2.50%)	3.25%	11/04/2026	1,210	1,206,857
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	1.84%	03/01/2027	4,264	4,168,222
Midcontinent Communications, Term Loan (3 mo. USD LIBOR + 1.75%)	1.84%	08/15/2026	169	169,732
MLN US HoldCo LLC
First Lien Term Loan B (3 mo. USD LIBOR + 4.50%)	4.59%	11/30/2025	7,381	7,098,476
Second Lien Term Loan B (3 mo. USD LIBOR + 8.75%)	8.84%	11/30/2026	4,135	3,757,685
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	4.00%	09/25/2026	16,863	16,744,076
SBA Senior Finance II LLC, Term Loan (3 mo. USD LIBOR + 1.75%)	1.85%	04/11/2025	1,128	1,115,892
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	2.90%	12/07/2026	6,882	6,308,049
Windstream Services LLC, Term Loan B (1 mo. USD LIBOR + 6.25%)	7.25%	09/21/2027	6,339	6,370,774
Zayo Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	3.09%	03/09/2027	5,255	5,147,665
				137,473,309
Utilities–2.40%
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	2.09%	04/05/2026		3,309	3,262,672
Term Loan (1 mo. USD LIBOR + 2.50%)	2.59%	12/16/2027		5,660	5,618,241
Centuri Group, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	3.00%	08/18/2028		2,789	2,774,696
Covanta Energy Corp.
Term Loan B(g)	–	11/17/2028		319	318,413
Term Loan C(g)	–	11/17/2028		4,254	4,250,809
Eastern Power LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/02/2025		9,469	8,034,264
ExGen Renewables IV LLC, Term Loan (3 mo. USD LIBOR + 2.50%)	3.50%	12/15/2027		617	618,283
Generation Bridge LLC
Term Loan B(d)(g)	–	09/01/2028		3,972	3,991,939
Term Loan C(d)(g)	–	09/01/2028		83	83,165
Granite Acquisition, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	3.25%	03/17/2028		1,570	1,565,483
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	4.75%	10/31/2026		9,718	9,541,061
KAMC Holdings, Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	4.18%	08/14/2026		2,335	2,019,659
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%)	5.25%	05/16/2024		5,485	4,711,881
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	3.75%	06/17/2028		7,810	7,755,723
Pike Corp., Incremental Term Loan B (1 mo. USD LIBOR + 3.00%)	3.10%	01/15/2028		3,727	3,707,601
Project Boost Purchaser, LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	4.00%	06/01/2026		1,305	1,300,629
USIC Holding, Inc.
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	7.25%	05/07/2029		616	623,426
Term Loan B (1 mo. USD LIBOR + 3.50%)	4.25%	05/31/2028		4,951	4,934,664
					65,112,609
Total Variable Rate Senior Loan Interests (Cost $2,465,805,970)					2,446,886,800
U.S. Dollar Denominated Bonds & Notes–3.42%
Air Transport–0.08%
Mesa Airlines, Inc., Class B (d)	5.75%	07/15/2025		1,994	2,231,851
Building & Development–0.34%
American Builders & Contractors Supply Co., Inc. (k)	4.00%	01/15/2028		833	841,909
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Building & Development–(continued)
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	4.50%	04/01/2027	$ 3,750	$ 3,568,950
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(k)	5.75%	05/15/2026	4,637	4,776,805
				9,187,664
Business Equipment & Services–0.32%
ADT Security Corp. (The) (k)	4.13%	08/01/2029		6,722	6,552,774
Karman Buyer Corp.(k)	6.50%	11/15/2028		1,992	2,041,292
					8,594,066
Cable & Satellite Television–0.48%
Altice Financing S.A. (Luxembourg) (k)	5.00%	01/15/2028		7,477	7,008,491
Altice France S.A. (France)(k)	5.50%	01/15/2028		994	985,750
Altice France S.A. (France)(k)	5.50%	10/15/2029		1,383	1,337,292
CSC Holdings LLC(k)	5.75%	01/15/2030		551	540,470
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		3,103	3,039,001
					12,911,004
Chemicals & Plastics–0.21%
EverArc Escrow S.a.r.l. (k)	5.00%	10/30/2029		4,928	4,810,640
Herens Holdco S.a.r.l. (Luxembourg)(k)	4.75%	05/15/2028		942	917,456
					5,728,096
Containers & Glass Products–0.02%
LABL, Inc. (k)	5.88%	11/01/2028		631	624,690
Electronics & Electrical–0.22%
CommScope, Inc. (k)	4.75%	09/01/2029		1,346	1,304,469
Diebold Nixdorf, Inc.(k)	9.38%	07/15/2025		3,146	3,345,781
Energizer Holdings, Inc.(k)	4.38%	03/31/2029		1,457	1,384,267
					6,034,517
Food Service–0.04%
eG Global Finance PLC (United Kingdom) (k)	6.75%	02/07/2025		1,180	1,191,275
Health Care–0.03%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		829	830,786
Industrial Equipment–0.38%
F-Brasile S.p.A./F-Brasile US LLC, Series XR (Italy) (k)	7.38%	08/15/2026		9,234	9,069,727
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany)(k)	7.63%	07/15/2028		1,052	1,100,303
					10,170,030
Insurance–0.05%
Acrisure LLC/Acrisure Finance, Inc. (k)	4.25%	02/15/2029		1,349	1,259,548
Leisure Goods, Activities & Movies–0.28%
AMC Entertainment Holdings, Inc. (k)	10.50%	04/15/2025		7,154	7,529,585
Nonferrous Metals & Minerals–0.08%
SCIH Salt Holdings, Inc. (k)	4.88%	05/01/2028		2,391	2,267,481
Publishing–0.29%
McGraw-Hill Education, Inc. (k)	5.75%	08/01/2028		8,079	7,810,575
Radio & Television–0.04%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 10/14/2020-10/23/2020; Cost $1,817,095)(e)(k)	5.38%	08/15/2026		2,614	1,163,060
Surface Transport–0.18%
First Student Bidco, Inc./First Transit Parent, Inc. (k)	4.00%	07/31/2029		5,248	4,995,807
Telecommunications–0.17%
Avaya, Inc. (k)	6.13%	09/15/2028		1,509	1,564,592
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028	$ 2,919	$ 3,045,976
				4,610,568
Utilities–0.21%
Calpine Corp. (k)	4.50%	02/15/2028		5,603	5,580,308
Total U.S. Dollar Denominated Bonds & Notes (Cost $90,807,125)					92,720,911
Non-U.S. Dollar Denominated Bonds & Notes–1.87%(l)
Automotive–0.04%
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(m)	3.96%	09/30/2028	EUR	917	1,036,138
Building & Development–0.10%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(m)	5.00%	01/15/2027	EUR	1,117	1,263,674
Haya Real Estate S.A. (Spain) (3 mo. EURIBOR + 5.13%)(k)(m)	5.13%	11/15/2022	EUR	603	573,419
Haya Real Estate S.A. (Spain)(k)	5.25%	11/15/2022	EUR	780	739,082
					2,576,175
Business Equipment & Services–0.20%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(m)	3.70%	10/15/2028	EUR	1,411	1,616,672
Paganini Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(m)	4.25%	10/30/2028	EUR	3,353	3,807,579
					5,424,251
Cable & Satellite Television–0.07%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	1,890	1,989,538
Chemicals & Plastics–0.07%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	1,791	1,897,878
Financial Intermediaries–0.71%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(m)	5.00%	08/01/2024	EUR	7,201	7,994,080
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(m)	6.25%	05/01/2026	EUR	1,945	2,224,851
Newday Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	1,370	1,840,252
Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	937	1,239,496
Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	968	1,090,049
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(m)	4.63%	11/15/2027	EUR	4,218	4,781,962
					19,170,690
Food Products–0.19%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	5,000	5,243,605
Home Furnishings–0.06%
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	1,150	1,523,745
Leisure Goods, Activities & Movies–0.07%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(k)(m)	4.75%	06/15/2027	EUR	807	909,920
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	807	1,064,263
					1,974,183
Lodging & Casinos–0.20%
TVL Finance PLC (United Kingdom) (3 mo. GBP LIBOR + 5.38%)(k)(m)	5.51%	07/15/2025	GBP	4,300	5,445,427
Retailers (except Food & Drug)–0.16%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	2,323	2,567,006
Kirk Beauty One GmbH (Germany)(h)(k)	8.25%	10/01/2026	EUR	1,652	1,775,023
					4,342,029
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $52,316,005)					50,623,659
			Shares
Common Stocks & Other Equity Interests–1.80%(n)
Aerospace & Defense–0.10%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(d)(e)				134	2,662,131
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Automotive–0.00%
Dayco Products LLC(d)	3,261	$ 13,044
Dayco Products LLC(d)	3,266	13,064
ThermaSys Corp.(d)	1,949,645	58,489
		84,597
Building & Development–0.00%
Lake at Las Vegas Joint Venture LLC, Class A(d)	518	0
Lake at Las Vegas Joint Venture LLC, Class B(d)	4	0
		0
Business Equipment & Services–0.23%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $4,932,126)(e)	15,070	46,340
My Alarm Center LLC, Class A (Acquired 03/09/2021-03/19/2021; Cost $5,814,873)(d)(e)	43,998	6,093,765
		6,140,105
Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020-10/20/2021; Cost $143,155)(d)(e)	35,520	277,500
Drugs–0.01%
Envigo RMS Holding Corp., Class B(d)	9,085	219,494
Industrial Equipment–0.01%
North American Lifting Holdings, Inc.	7,347	137,448
Leisure Goods, Activities & Movies–0.01%
Crown Finance US, Inc.	518,633	254,520
Lodging & Casinos–0.17%
Bally’s Corp.(o)	74,467	2,855,065
Caesars Entertainment, Inc.(o)	19,983	1,799,869
		4,654,934
Oil & Gas–0.91%
Aquadrill LLC(d)	146,378	5,269,608
HGIM Corp.	21,114	84,456
HGIM Corp., Wts., expiring 07/02/2043	13,389	53,556
McDermott International Ltd.(o)	629,763	352,667
McDermott International Ltd.(d)	1,901,942	1,011,833
NexTier Oilfield Solutions, Inc.(o)	77,159	277,772
Paragon Offshore Finance Co., Class B(d)	2,298	17,947
PGS ASA(o)	287,055	104,614
QuarterNorth Energy, Inc. (Acquired 06/02/2021-08/27/2021; Cost $8,340,808)(e)	102,767	10,790,535
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $2,409,075)(e)	28,395	2,981,475
QuarterNorth Energy, Inc., Wts. (Acquired 08/27/2021; Cost $528,684)(e)	88,114	528,684
QuarterNorth Energy, Inc., Wts., expiring 08/27/2028 (Acquired 08/27/2021; Cost $411,759)(e)	45,751	463,229
Samson Investment Co., Class A(d)	261,209	1,567,254
Southcross Energy Partners L.P.(d)	145,102	9,432
Transocean Ltd.(o)	428,980	1,295,520
		24,808,582
Publishing–0.06%
Clear Channel Outdoor Holdings, Inc.(o)	564,205	1,732,109
Radio & Television–0.22%
iHeartMedia, Inc., Class A(o)	306,089	6,002,405
iHeartMedia, Inc., Class B(d)	29	544
		6,002,949
Retailers (except Food & Drug)–0.01%
Claire’s Stores, Inc.	692	226,630
Toys ’R’ Us-Delaware, Inc.(d)	11	27,642
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

	Shares	Value
Retailers (except Food & Drug)–(continued)
Vivarte S.A.S.(d)	233,415	$ 147,050
		401,322
Surface Transport–0.04%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(e)	14,574	404,428
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/15/2018-11/12/2021; Cost $0)(e)	342,036	108,668
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/05/2020-07/30/2021; Cost $0)(e)	288,714	122,302
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(e)	15,321	425,158
		1,060,556
Telecommunications–0.01%
Consolidated Communications Holdings, Inc.(o)	32,797	246,634
Utilities–0.01%
Bicent Power LLC, Series A, Wts., expiring 08/22/2022(d)	101	0
Bicent Power LLC, Series B, Wts., expiring 08/22/2022(d)	165	0
Vistra Corp.	7,607	151,227
Vistra Operations Co. LLC, Rts., expiring 12/31/2046	7,607	10,441
		161,668
Total Common Stocks & Other Equity Interests (Cost $74,874,167)		48,844,549
Preferred Stocks–0.35%(n)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd.(d)	415,320	12,459
Containers & Glass Products–0.05%
Libbey Glass, Inc., Pfd. (Acquired 11/13/2020; Cost $837,678)(d)(e)	10,278	1,217,974
Oil & Gas–0.06%
McDermott International Ltd., Pfd.(d)	1,631,894	1,060,731
Southcross Energy Partners L.P., Series A, Pfd.(d)	577,315	314,637
Southcross Energy Partners L.P., Series B, Pfd.(d)	152,489	316,414
		1,691,782
Surface Transport–0.24%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $2,706,476)(e)	54,230	1,437,095
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $2,844,917)(e)	57,006	1,510,659
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(e)	68,517	2,089,768
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(e)	48,119	1,467,630
		6,505,152
Total Preferred Stocks (Cost $10,091,674)		9,427,367

Money Market Funds–13.49%
Invesco Government & Agency Portfolio,Institutional Class, 0.03%(p)(q)	128,150,251	128,150,251
Invesco Liquid Assets Portfolio,Institutional Class, 0.01%(p)(q)	91,113,679	91,141,013
Invesco Treasury Portfolio,Institutional Class, 0.01%(p)(q)	146,457,430	146,457,430
Total Money Market Funds (Cost $365,751,734)		365,748,694
TOTAL INVESTMENTS IN SECURITIES–111.18% (Cost $3,059,646,675)		3,014,251,980
OTHER ASSETS LESS LIABILITIES–(11.18)%		(303,118,332)
NET ASSETS–100.00%		$2,711,133,648
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
Rts.	– Rights
USD	– U.S. Dollar
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(c)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at November 30, 2021 was $93,814,087, which represented 3.46% of the Fund’s Net Assets.
(f)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(g)	This variable rate interest will settle after November 30, 2021, at which time the interest rate will be determined.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2021 was $31,424,885, which represented 1.16% of the Fund’s Net Assets.
(k)	Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $141,112,719, which represented 5.20% of the Fund’s Net Assets.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(n)	Securities acquired through the restructuring of senior loans.
(o)	Non-income producing security.
(p)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2021.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$92,868,682	$121,839,317	$(86,557,748)	$-	$-	$128,150,251	$7,598
Invesco Liquid Assets Portfolio, Institutional Class	67,755,414	85,220,687	(61,826,962)	(3,040)	(5,086)	91,141,013	2,135
Invesco Treasury Portfolio, Institutional Class	106,135,637	139,244,933	(98,923,140)	-	-	146,457,430	3,398
Total	$266,759,733	$346,304,937	$(247,307,850)	$(3,040)	$(5,086)	$365,748,694	$13,131

(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
12/15/2021	Bank of America, N.A.	SEK	25,116	USD	2,876	$89
01/14/2022	Bank of America, N.A.	SEK	46,453	USD	5,410	248
12/15/2021	Barclays Bank PLC	EUR	800,000	USD	927,048	19,364
01/14/2022	Barclays Bank PLC	CHF	70,478	USD	77,191	282
01/14/2022	Barclays Bank PLC	GBP	8,268,751	USD	11,231,106	224,661
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
12/15/2021	BNP Paribas S.A.	EUR	50,781,980	USD	58,778,264	$1,160,804
01/14/2022	Canadian Imperial Bank of Commerce	EUR	48,907,446	USD	56,728,725	1,168,918
12/15/2021	Citibank, N.A.	EUR	364,026	USD	421,384	8,359
12/15/2021	Goldman Sachs International	GBP	8,263,459	USD	11,253,592	261,378
12/15/2021	Morgan Stanley and Co. International PLC	EUR	47,313,710	USD	54,801,588	1,119,241
12/15/2021	Morgan Stanley and Co. International PLC	GBP	8,264,957	USD	11,250,941	256,735
12/15/2021	Morgan Stanley and Co. International PLC	SEK	21,336	USD	2,444	76
01/14/2022	Morgan Stanley and Co. International PLC	EUR	10,900,000	USD	12,659,362	276,751
01/14/2022	Morgan Stanley and Co. International PLC	GBP	4,100,000	USD	5,512,581	55,116
01/14/2022	Royal Bank of Canada	GBP	8,261,562	USD	11,217,772	220,897
12/15/2021	State Street Bank & Trust Co.	GBP	8,263,459	USD	11,253,582	261,369
01/14/2022	State Street Bank & Trust Co.	EUR	52,907,446	USD	61,312,689	1,208,806
12/15/2021	Toronto Dominion Bank	EUR	47,981,980	USD	55,563,373	1,122,804
01/14/2022	Toronto Dominion Bank	EUR	48,926,804	USD	56,792,081	1,210,284
01/14/2022	Toronto Dominion Bank	GBP	8,261,562	USD	11,217,037	220,162
Subtotal—Appreciation						8,796,344
Currency Risk
12/15/2021	Bank of America, N.A.	USD	5,405	SEK	46,453	(250)
12/15/2021	Barclays Bank PLC	CHF	70,478	USD	76,150	(657)
12/15/2021	Barclays Bank PLC	USD	77,094	CHF	70,478	(287)
12/15/2021	Barclays Bank PLC	USD	11,226,570	GBP	8,268,751	(227,317)
12/15/2021	Canadian Imperial Bank of Commerce	USD	56,664,167	EUR	48,907,446	(1,173,560)
12/15/2021	Deutsche Bank AG	USD	576,705	EUR	500,000	(9,403)
01/14/2022	Goldman Sachs International	EUR	1,400,000	USD	1,587,304	(3,123)
12/15/2021	Royal Bank of Canada	USD	11,213,336	GBP	8,261,562	(223,646)
12/15/2021	State Street Bank & Trust Co.	USD	56,673,948	EUR	48,907,446	(1,183,342)
12/15/2021	Toronto Dominion Bank	USD	56,728,183	EUR	48,926,804	(1,215,612)
12/15/2021	Toronto Dominion Bank	USD	11,212,534	GBP	8,261,562	(222,844)
Subtotal—Depreciation						(4,260,041)
Total Forward Foreign Currency Contracts						$4,536,303

Abbreviations:
CHF	—Swiss Franc
EUR	—Euro
GBP	—British Pound Sterling
SEK	—Swedish Krona
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Floating Rate ESG Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$—	$2,327,900,848	$118,985,952	$2,446,886,800
U.S. Dollar Denominated Bonds & Notes	—	90,489,060	2,231,851	92,720,911
Non-U.S. Dollar Denominated Bonds & Notes	—	50,623,659	—	50,623,659
Common Stocks & Other Equity Interests	14,713,268	16,742,484	17,388,797	48,844,549
Preferred Stocks	—	6,505,152	2,922,215	9,427,367
Money Market Funds	365,748,694	—	—	365,748,694
Total Investments in Securities	380,461,962	2,492,261,203	141,528,815	3,014,251,980
Other Investments - Assets*
Investments Matured	—	—	121,379	121,379
Forward Foreign Currency Contracts	—	8,796,344	—	8,796,344
	—	8,796,344	121,379	8,917,723
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(4,260,041)	—	(4,260,041)
Total Other Investments	—	4,536,303	121,379	4,657,682
Total Investments	$380,461,962	$2,496,797,506	$141,650,194	$3,018,909,662

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended November 30, 2021:
	Value 08/31/21	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 11/30/21
Variable Rate Senior Loan Interests	$83,982,283	$47,212,794	$(17,711,218)	$70,300	$(484,312)	$(162,586)	$21,582,669	$(15,503,978)	$118,985,952
Common Stocks & Other Equity Interests	16,175,338	956,346	(4,670,858)	—	1,453,004	(531,172)	4,946,582	(940,443)	17,388,797
Preferred Stocks	2,749,504	—	—	—	(1,897)	174,608	—	—	2,922,215
U.S. Dollar Denominated Bonds & Notes	2,230,256	—	—	—	—	1,595	—	—	2,231,851
Investments Matured	121,379	—	—	—	—	—	—	—	121,379
Non-U.S. Dollar Denominated Bonds & Notes	99,545	—	(865,471)	—	—	765,926	—	—	0
Total	$105,358,305	$48,169,140	$(23,247,547)	$70,300	$966,795	$248,371	$26,529,251	$(16,444,421)	$141,650,194
*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
Invesco Floating Rate ESG Fund